Note 4 - Premises and Equipment	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
4—PREMISES
AND EQUIPMENT

Major classifications of premises and equipment were as follows as of
June
30:

	2018	2017
Land	$1,469	$1,469
Land improvements	344	340
Building and leasehold improvements	12,636	12,180
Furniture, fixture and equipment	5,164	5,023
Total premises and equipment	19,613	19,012
Accumulated depreciation and amortization	(6,298)	(5,614)
Premises and equipment, net	$13,315	$13,398

Depreciation expense was
$771
and
$781
for the years ended
June 30, 2018
and
2017,
respectively.

Consumers is obligated under non-cancelable operating leases for facilities and equipment. The approximate minimum annual rentals and commitments under these non-cancelable agreements and leases with remaining terms in excess of one
year are as follows:

Twelve Months Ending June 30
2019	$83
2020	85
2021	78
2022	71
Thereafter	65
Total	$382

Rent expense incurred was
$159
and
$158
during the years ended
June 30, 2018
and
2017,
respectively.